Income Taxes - Income Before Income Taxes (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income taxes:
Domestic	$ 10.9	$ (6.0)	$ (9.8)
Foreign	17.5	32.2	24.7
Total income before income taxes	$ 28.4	$ 26.2	$ 14.9